Defined Benefit Pension Plans (Schedule Of Accumulated Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $) In Millions	Jul. 02, 2011	Jul. 03, 2010
U.S. Plans [Member]
Projected benefit obligation	$ 1,113	$ 1,372
Accumulated benefit obligation	1,113	1,372
Fair value of plan assets	987	1,127
International Plans [Member]
Projected benefit obligation	294	1,466
Accumulated benefit obligation	283	1,439
Fair value of plan assets	$ 206	$ 1,268